Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 3,092,759	$ 16,060,686
Restricted cash		1,329	1,361
Accounts receivable, net		1,988,344	2,874,494
Due from related party		168,935	117,141
Advances to suppliers, net		13,841,526	774,467
Inventories, net		92,934	95,124
Other current assets		767,213	465,480
Total Current Assets		19,953,040	20,388,753
Non-Current Assets:
Property and equipment, net		58,112	76,470
Right-of-use assets		66,466	119,056
Total Non-Current Assets		124,578	195,526
TOTAL ASSETS		20,077,618	20,584,279
Current Liabilities:
Short-term loan		408,685	418,315
Accounts payable		1,792,866	2,547,805
Contract liabilities		1,093,706	1,004,832
Lease liabilities		79,628	119,434
Tax Payable		52,011	429,485
Accrued expenses and other current liabilities		4,122,133	3,115,282
Total Current Liabilities		7,549,029	7,635,153
Non-Current Liabilities:
Due to related parties		3,815,182	3,912,606
Long-term loan
Convertible notes
Lease liabilities			20,613
Total Non-Current Liabilities		3,815,182	3,933,219
TOTAL LIABILITIES		11,364,211	11,568,372
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 2,923,325 and 1,741,295 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]
Additional paid-in capital		44,515,833	44,515,833
Accumulated deficit		(33,483,614)	(33,147,714)
Accumulated other comprehensive loss		(1,910,655)	(1,953,766)
Equity attributable to owners of the Company		9,121,564	9,414,353
Non-controlling interests		(408,157)	(398,446)
TOTAL STOCKHOLDERS’ EQUITY		8,713,407	9,015,907
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 20,077,618	$ 20,584,279

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)